Structured Entities and Derecognition of Financial Assets - Schedule of Unconsolidated Entity Balance Sheet Amounts and Maximum Exposure to Loss (Detail) - CAD ($) $ in Millions	Oct. 31, 2023		Oct. 31, 2022		Oct. 31, 2021
On-balance sheet assets at carrying value
Cash and non-interest-bearing deposits with banks	$ 20,816	[1]	$ 31,535	[1]	$ 34,573
Securities	211,348		175,879
Loans	533,239
On-balance sheet liabilities at carrying value
Deposits	22,296		22,523
Derivatives	41,290		52,340
Single-seller and multi seller conduits [member]
On-balance sheet assets at carrying value
Securities	414
Loans	91
Assets	505		740
Maximum exposure to loss, net of hedges
Maximum exposure to loss, net of hedges Investments and loans	505
Liquidity, credit facilities and commitments	13,131
Maximum exposure to loss, net of hedges	13,636		9,422
Third-party structured vehicles [member]
On-balance sheet assets at carrying value
Securities	3,001
Loans	1,298
Investments in equity-accounted associates and joint ventures	52
Assets	4,351		5,005
Maximum exposure to loss, net of hedges
Maximum exposure to loss, net of hedges Investments and loans	4,351
Liquidity, credit facilities and commitments	2,039
Maximum exposure to loss, net of hedges	6,390		7,643
CLO warehouse financing [member]
On-balance sheet assets at carrying value
Loans	6,858
Assets	6,858		8,898
Maximum exposure to loss, net of hedges
Maximum exposure to loss, net of hedges Investments and loans	6,858
Liquidity, credit facilities and commitments	5,500
Maximum exposure to loss, net of hedges	12,358		11,598
Other [member]
On-balance sheet assets at carrying value
Cash and non-interest-bearing deposits with banks	362
Securities	580
Loans	131
Investments in equity-accounted associates and joint ventures	54
Assets	1,127		601
On-balance sheet liabilities at carrying value
Deposits	365
Derivatives	51
Other	238
Liabilities	654		45
Maximum exposure to loss, net of hedges
Maximum exposure to loss, net of hedges Investments and loans	765
Notional of written derivatives, less fair value losses	25
Liquidity, credit facilities and commitments	150
Less: hedges of investments, loans and written derivatives exposure	(28)
Maximum exposure to loss, net of hedges	$ 912		$ 905

[1]	Includes restricted cash of $491 million (2022: $493 million) and interest-bearing demand deposits with Bank of Canada.